Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
(21)	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding at December 31, 2012 and 2013 not provided for in the consolidated financial statements were as follows:

	December 31, 2012	December 31, 2013
Purchase of property, plant and equipment	253,200	231,198

(b)	Contingencies

The CIETAC stated that the wafer supply contracts entered into in October 2007 and June 2008 between the Group, Canadian Solar Inc. (“CSI”) and its China-based subsidiary were valid and effective through their respective term under the terms and conditions related to quantities and prices as set forth therein. On December 12, 2012, the CIETAC stated that by virtue of the arbitration proceedings, CSI needed to pay the Group an amount of approximately RMB 248,904 (US$39,551), consisting of advance payment of RMB 60,000 (US$9,534) and penalty of RMB 188,904 (US$30,017) to compensate the Group for the loss of profitability.

The Group recognized a contract cancellation revenue of US$9,534 in 2012, for which payment had been received. Since it is uncertain that the penalty amount can be realized, no contingent asset is recognized in respect of the remaining amount of US$30,017 in the consolidated financial statements as of December 31, 2012 and 2013.